Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Data (Unaudited)
Net sales	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 30,109	$ 30,274	$ 31,821
Cost of sales	3,716	3,847	3,799	3,678	3,827	3,877	3,858	3,821	15,040	15,383	16,447
Net income including noncontrolling interest	1,156	1,331	1,293	1,278	1,039	1,298	1,303	1,201	5,058	4,841	4,998
Net income attributable to 3M	$ 1,155	$ 1,329	$ 1,291	$ 1,275	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 5,050	$ 4,833	$ 4,956
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.93	$ 2.20	$ 2.13	$ 2.10	$ 1.69	$ 2.09	$ 2.06	$ 1.88	$ 8.35	$ 7.72	$ 7.63
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.88	$ 2.15	$ 2.08	$ 2.05	$ 1.66	$ 2.05	$ 2.02	$ 1.85	$ 8.16	$ 7.58	$ 7.49